                                 ING FUNDS TRUST
                    ING Institutional Prime Money Market Fund

                    Supplement dated February 22, 2006 to the
                   Statement of Additional Information ("SAI")
                               dated July 29, 2005

Effective immediately, the following row is added to the table on page 21 of the
SAI:


                                                        TIME LAG BETWEEN DATE OF
    PARTY                                                 INFORMATION AND DATE
                                PURPOSE     FREQUENCY   INFORMATION IS REQUESTED
--------------------------------------------------------------------------------
Standard & Poor's             Fund Rating   Weekly      None


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE